Document and Entity Information	Jan. 28, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000752714
Document Type	8-K
Document Period End Date	Jan. 28, 2024
Entity Registrant Name	McGRATH RENTCORP
Entity Incorporation State Country Code	CA
Entity File Number	0-13292
Entity Tax Identification Number	94-2579843
Entity Address, Address Line One	5700 Las Positas Road
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94551-7800
City Area Code	(925)
Local Phone Number	606-9200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MGRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false